Supplementary Financial Statements Information - Schedule of Computation of Basic and Diluted Net Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Basic earnings per share – net income attributable to equity holders of the Company (in Dollars)	$ 79,670	$ 64,014	$ 81,393
Diluted earnings per share – net income attributable to equity holders of the Company (in Dollars)	$ 79,527	$ 63,878	$ 80,794
Denominator:
Basic earnings per share – weighted average shares outstanding	15,305	15,301	15,296
Effect of dilutive securities	332	197	207
Diluted earnings per share – adjusted weighted average shares outstanding	15,637	15,498	15,503
Basic net earnings per share (in Dollars per share)	$ 5.22	$ 4.19	$ 5.31
Diluted net earnings per share (in Dollars per share)	$ 5.09	$ 4.12	$ 5.21